Accumulated Other Comprehensive Loss (Tables) (LendingClub Corp) - LendingClub Corp [Member]	12 Months Ended
Dec. 31, 2016
Comprehensive Income (Loss)

Accumulated other comprehensive loss represents other cumulative gains and losses that are not reflected in earnings. The components of other comprehensive income (loss) were as follows:

Year Ended December 31,	2016
	Before Tax	Tax Effect	Net of Tax
Change in net unrealized losses on securities available for sale	$1,515	$611	$904
Other comprehensive income	$1,515	$611	$904

Year Ended December 31,	2015
	Before Tax	Tax Effect	Net of Tax
Change in net unrealized losses on securities available for sale	$(1,671)	$—	$(1,671)
Other comprehensive loss	$(1,671)	$—	$(1,671)

Schedule of Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive loss balances were as follows:

Total Accumulated Other Comprehensive Loss
Balance at December 31, 2014	$—
Change in net unrealized losses on securities available for sale	(1,671)
Balance at December 31, 2015	$(1,671)
Change in net unrealized losses on securities available for sale	904
Balance at December 31, 2016	$(767)